WARRANTS (Schedule of Outstanding Warrants) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 18, 2009
Class of Warrant or Right [Line Items]
No. of underlying shares	80,000,000	160,000,000	360,000,000	80,000,000
Total fair value	$ 5,548,000	$ 10,419,000	$ 14,889,000
Warrants issued in acquisition of game licenses			14,889,000
Warrants exercised, (in shares)	40,000,000	200,000,000
Proceeds from exercise of warrants	5,940,000	27,820,000
NGP and Fit Run Limited [Member]
Class of Warrant or Right [Line Items]
Warrants exercised, (in shares)		80,000,000
Proceeds from exercise of warrants		10,000,000
Other Warrant Holders [Member]
Class of Warrant or Right [Line Items]
Warrants exercised, (in shares)	40,000,000	120,000,000
Proceeds from exercise of warrants	5,940,000	17,800,000
Convertible Senior Note Warrants [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares					80,000,000
Warrant term		5 years
Price per share					$ 0.125
Total fair value					677,332
Tranch 1 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares			120,000,000
Price per share			$ 0.1485
Fair value per warrant			$ 0.0372
Total fair value			4,470,000
Expected lives			1 year
Tranch 2 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares			40,000,000
Price per share			$ 0.1485
Fair value per warrant			$ 0.0681
Total fair value			2,723,000
Expected lives			4 years
Tranch 3 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares			40,000,000
Price per share			$ 0.1485
Fair value per warrant			$ 0.0837
Total fair value			3,346,000
Expected lives			5 years
Tranch 4 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares			40,000,000
Price per share			$ 0.1985
Fair value per warrant			$ 0.0537
Total fair value			2,148,000
Expected lives			1 year 9 months 18 days
Tranch 5 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares			40,000,000
Price per share			$ 0.1750
Fair value per warrant			$ 0.0550
Total fair value			$ 2,202,000
Expected lives			2 years 1 month 6 days
Warrants Issued During 2012 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares			280,000,000
Warrants issued in acquisition of game licenses			14,889,000